PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment consist of the following at September 30, 2017 and December 31, 2016:

Classification	September 30, 2017	December 31, 2016
Furniture and equipment	$124,379	$123,827
Tooling equipment	27,015	27,015
Leasehold improvements	57,780	57,780
Computer equipment	6,169	6,169
Research and development lab	63,177	63,177
Total	278,520	277,968
Less: Accumulated depreciation	(157,315)	(119,550)
Property and equipment, net	$121,205	$158,418

Property and equipment consist of the following at December 31, 2016 and 2015:

Classification	December 31, 2016	December 31, 2015
Furniture and equipment	$123,827	$113,308
Tooling equipment	27,015	27,015
Leasehold improvements	57,780	57,780
Computer equipment	6,169	5,914
Research and development lab	63,177	59,482
Total	277,968	263,499
Less: Accumulated depreciation	(119,550)	(69,762)
Property and equipment, net	$158,418	$193,737